Condensed Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Sales of Used Vehicles	$ 309,468		$ 297,135		$ 920,507		$ 838,242		$ 760,767
Interest Income	74,974		70,528		299,382		283,065		264,974
Dealer Finance and Other Income	2,800		175		2,977		0		0
Total Revenue	387,242		367,838		1,222,866		1,121,307		1,025,741
Costs and Expenses:
Cost of Used Vehicles Sold	211,638		197,161		607,932		544,504		481,210
Provision for Credit Losses	77,842		60,342		253,603		207,198		175,900
Portfolio Debt Interest Expense	10,186		10,354		41,978		43,475		68,314
Non-Portfolio Debt Interest Expense	1,319		1,043		4,644		3,034		4,581
Non-Portfolio Debt Interest Expense-Related party					0		0		10,176
Senior Secured Debt Interest Expense	6,483		6,606		26,209		23,861		11,878
Senior Secured Debt Interest Expense-Related party	158		0		261		2,680		3,153
Selling and Marketing	8,917		9,470		28,139		22,790		16,783
General and Administrative	43,709		41,866		168,530		157,330		150,373
General and Administrative-Related party	2,651		2,858		10,873		11,001		15,118
Depreciation Expense	5,408		4,951		20,150		16,075		13,751
Loss on Extinguishment of Debt					0		0		3,418
Total Costs and Expenses	368,311		334,651		1,162,319		1,031,948		954,655	[1]
Income Before Income Taxes	18,931		33,187		60,547		89,359		71,086
Income Tax Expense	342		392		1,194		1,221		404
Net Income	18,589		32,795		59,353		88,138		70,682
Net Loss Attributable to Non-Controlling Interest-DTAC	(59,749)	[2]	(44,904)	[2]	(178,318)	[3]	(128,765)	[3]	(150,310)	[3]
Net Income Attributable to DTAG	$ 78,338		$ 77,699		$ 237,671		$ 216,903		$ 220,992

[1]	Includes net loss on extinguishment of debt.
[2]	Refer to Note 14 for Supplemental Consolidating Financial Information discussion regarding non-controlling interest.
[3]	Refer to Note 18 for Consolidating Financial Information and discussion regarding non-controlling interest.